26. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Tables
Future minimum payments under leases and other commitments
(in thousands)

2018	$188
2019	165
2020	159
2021	155
2022	92
2023 and thereafter	235
$994